Cover Page	Dec. 31, 2023	May 03, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 02, 2023
Entity Registrant Name		JOUNCE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37998
Entity Tax Identification Number		45-4870634
Entity Address, Address Line One		780 Memorial Drive
Entity Address, City or Town		Cambridge,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02139
City Area Code		(857)
Local Phone Number		259-3840
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		JNCE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001640455
Amendment Flag		false
Current Fiscal Year End Date	--12-31